CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME / (LOSS) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Statement of Income and Comprehensive Income [Abstract]
Net income / (loss)	$ 3,630,038	$ (2,001,361)
Comprehensive income / (loss)	$ 3,630,038	$ (2,001,361)